Note 11 - Stockholders' Equity, Stock Options and Warrants - Schedule of Listing of Stock Options and Warrants (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Shares, options (in shares)	43,595
Shares, warrants (in shares)	2,750,429	1,806,589
Price, warrants (in dollars per share)	$ 8.92	$ 21.52
Minimum [Member]
Price, options (in dollars per share)	6.22
Price, warrants (in dollars per share)	1.07
Maximum [Member]
Price, options (in dollars per share)	17,250
Price, warrants (in dollars per share)	$ 125
Warrants 2019 [Member]
Shares, warrants (in shares)	3,168
Warrants 2019 [Member] | Minimum [Member]
Price, warrants (in dollars per share)	$ 125
Warrants 2019 [Member] | Maximum [Member]
Price, warrants (in dollars per share)	$ 125
Warrants 2020 [Member]
Shares, warrants (in shares)	65,586
Warrants 2020 [Member] | Minimum [Member]
Price, warrants (in dollars per share)	$ 36
Warrants 2020 [Member] | Maximum [Member]
Price, warrants (in dollars per share)	$ 59.84
Warrants 2021 [Member]
Shares, warrants (in shares)	603,353
Warrants 2021 [Member] | Minimum [Member]
Price, warrants (in dollars per share)	$ 16
Warrants 2021 [Member] | Maximum [Member]
Price, warrants (in dollars per share)	$ 48.75
Warrants 2022 [Member]
Shares, warrants (in shares)	95,020
Warrants 2022 [Member] | Minimum [Member]
Price, warrants (in dollars per share)	$ 14
Warrants 2022 [Member] | Maximum [Member]
Price, warrants (in dollars per share)	$ 15
Warrants 2023 [Member]
Shares, warrants (in shares)	0
Warrants 2023 [Member] | Minimum [Member]
Price, warrants (in dollars per share)	$ 0
Warrants 2023 [Member] | Maximum [Member]
Price, warrants (in dollars per share)	$ 0
Warrants 2024 [Member]
Shares, warrants (in shares)	1,983,302
Warrants 2024 [Member] | Minimum [Member]
Price, warrants (in dollars per share)	$ 1.07
Warrants 2024 [Member] | Maximum [Member]
Price, warrants (in dollars per share)	$ 1.65
Stock Options 2015 [Member]
Shares, options (in shares)	12
Stock Options 2015 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 30.8
Stock Options 2015 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 17,250
Stock Options 2016 [Member]
Shares, options (in shares)	276
Stock Options 2016 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 30.8
Stock Options 2016 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 850
Stock Options 2017 [Member]
Shares, options (in shares)	10,353
Stock Options 2017 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 30.8
Stock Options 2017 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 420
Stock Options 2018 [Member]
Shares, options (in shares)	2,893
Stock Options 2018 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 30.8
Stock Options 2018 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 226
Stock Options 2019 [Member]
Shares, options (in shares)	13,932
Stock Options 2019 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 30.8
Stock Options 2019 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 158
Stock Options 2020 [Member]
Shares, options (in shares)	14,710
Stock Options 2020 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 14.65
Stock Options 2020 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 32.8
Stock Options 2021 [Member]
Shares, options (in shares)	540
Stock Options 2021 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 25
Stock Options 2021 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 26.6
Stock Options 2022 [Member]
Shares, options (in shares)	729
Stock Options 2022 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 7.7
Stock Options 2022 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 14.65
Stock Options 2023 [Member]
Shares, options (in shares)	150
Stock Options 2023 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 6.22
Stock Options 2023 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 6.22